Condensed Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Revenues
Rent billed	$ 32,306	$ 30,152
Straight-line rent	2,661	1,359
Income from direct financing leases	8,756	1,835
Interest and fee income	14,717	7,921
Total revenues	58,440	41,267
Expenses
Real estate depreciation and amortization	8,647	8,293
Property-related	415	227
General and administrative	7,818	7,592
Acquisition expenses	191	3,425
Total operating expenses	17,071	19,537
Operating income	41,369	21,730
Other income (expense)
Other income (expense)	(225)	(15)
Earnings from equity and other interests	492
Interest expense	(15,424)	(12,796)
Net other expense	(15,157)	(12,811)
Income from continuing operations	26,212	8,919
Income (loss) from discontinued operations	(2)	1,687
Net income	26,210	10,606
Net income attributable to non-controlling interests	(54)	(42)
Net income attributable to MPT common stockholders/MPT Operating Partnership partners	26,156	10,564
Earnings per common share - basic
Income from continuing operations attributable to MPT common stockholders/MPT Operating Partnership partners	$ 0.19	$ 0.07
Income from discontinued operations attributable to MPT common stockholders/MPT Operating Partnership partners		$ 0.01
Net income attributable to MPT common stockholders/MPT Operating Partnership partners	$ 0.19	$ 0.08
Weighted average shares outstanding - basic	140,347	124,906
Earnings per common share - diluted
Income from continuing operations attributable to MPT common stockholders/MPT Operating Partnership partners	$ 0.18	$ 0.07
Income from discontinued operations attributable to MPT common stockholders/MPT Operating Partnership partners		$ 0.01
Net income attributable to MPT common stockholders/MPT Operating Partnership partners	$ 0.18	$ 0.08
Weighted average shares outstanding - diluted	141,526	124,906
Dividends declared per share/unit	$ 0.20	$ 0.20
MPT Operating Partnership, L.P.
Revenues
Rent billed	32,306	30,152
Straight-line rent	2,661	1,359
Income from direct financing leases	8,756	1,835
Interest and fee income	14,717	7,921
Total revenues	58,440	41,267
Expenses
Real estate depreciation and amortization	8,647	8,293
Property-related	415	227
General and administrative	7,818	7,592
Acquisition expenses	191	3,425
Total operating expenses	17,071	19,537
Operating income	41,369	21,730
Other income (expense)
Other income (expense)	(225)	(15)
Earnings from equity and other interests	492
Interest expense	(15,424)	(12,796)
Net other expense	(15,157)	(12,811)
Income from continuing operations	26,212	8,919
Income (loss) from discontinued operations	(2)	1,687
Net income	26,210	10,606
Net income attributable to non-controlling interests	(54)	(42)
Net income attributable to MPT common stockholders/MPT Operating Partnership partners	$ 26,156	$ 10,564
Earnings per common share - basic
Income from continuing operations attributable to MPT common stockholders/MPT Operating Partnership partners	$ 0.19	$ 0.07
Income from discontinued operations attributable to MPT common stockholders/MPT Operating Partnership partners		$ 0.01
Net income attributable to MPT common stockholders/MPT Operating Partnership partners	$ 0.19	$ 0.08
Weighted average shares outstanding - basic	140,347	124,906
Earnings per common share - diluted
Income from continuing operations attributable to MPT common stockholders/MPT Operating Partnership partners	$ 0.18	$ 0.07
Income from discontinued operations attributable to MPT common stockholders/MPT Operating Partnership partners		$ 0.01
Net income attributable to MPT common stockholders/MPT Operating Partnership partners	$ 0.18	$ 0.08
Weighted average shares outstanding - diluted	141,526	124,906
Dividends declared per share/unit	$ 0.20	$ 0.20